COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2002
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Royalty rate		3.50%
Royalties, maximum percentage of grants received		100.00%
Royalty expense		$ 123	$ 178	$ 68
Payment received from OCS		32
Minimum amount of products to be purchased					300
Purchase committment, period, years					P2Y6M
Remaining contingent obligations		1,753
Accrued royalties to a third party		55
Performance guarantees		4,759	5,986
Long-term Purchase Commitment [Line Items]
Restricted deposit		6,101	7,818
Arbitration award	2,500
Arbitration recorded income	2,300
Africa Project [Member]
Long-term Purchase Commitment [Line Items]
Restricted deposit		4,280
Restricted deposits, average interest rate		1.50%
Short-term Debt [Member]
Long-term Purchase Commitment [Line Items]
Restricted deposit		$ 5,762
Restricted deposits, average interest rate		0.95%